UNIT-BASED AND NONCASH COMPENSATION - DFW Net Profits Interests (Details) - DFW Net Profit Interests $ in Millions	7 Months Ended	12 Months Ended
	Apr. 30, 2013 USD ($) holder shares	Dec. 31, 2015 shares	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Portion of membership interests authorized for issuance, percent			5.00%
Award vesting period		4 years
Repurchase of DFW Net Profits Interest, number of holders | holder	7
Payment to acquire vested net profits interests | $	$ 12.2
Restricted units exchanged for unvested net profits interests	7,393
Remaining or outstanding interests		0